UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

FORM N-Q

MARCH 31, 2016

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 3.6%
Autoliv Inc.	15,000	$1,777,200
Goodyear Tire & Rubber Co.	74,000	2,440,520

Total Auto Components		4,217,720

Distributors - 1.0%
Core-Mark Holding Co. Inc.	14,000	1,141,840

Diversified Consumer Services - 1.4%
Service Corporation International	65,000	1,604,200

Hotels, Restaurants & Leisure - 0.8%
Wynn Resorts Ltd.	10,000	934,300

Leisure Products - 2.5%
Hasbro Inc.	18,000	1,441,800
Polaris Industries Inc.	15,000	1,477,200

Total Leisure Products		2,919,000

Media - 1.4%
Sinclair Broadcast Group Inc., Class A Shares	53,000	1,629,750

Specialty Retail - 7.4%
CarMax Inc.	36,600	1,870,260	*
Foot Locker Inc.	28,000	1,806,000
Ross Stores Inc.	33,000	1,910,700
Signet Jewelers Ltd.	16,000	1,984,480
Tractor Supply Co.	13,000	1,175,980

Total Specialty Retail		8,747,420

Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands Inc.	68,000	1,927,120

TOTAL CONSUMER DISCRETIONARY		23,121,350

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	20,000	2,266,400

Food Products - 1.3%
Blue Buffalo Pet Products Inc.	58,000	1,488,280	*

TOTAL CONSUMER STAPLES		3,754,680

ENERGY - 5.1%
Energy Equipment & Services - 3.7%
Core Laboratories NV	19,000	2,135,790
Dril-Quip Inc.	22,000	1,332,320	*
FMC Technologies Inc.	31,000	848,160	*

Total Energy Equipment & Services		4,316,270

Oil, Gas & Consumable Fuels - 1.4%
Newfield Exploration Co.	50,000	1,662,500	*

TOTAL ENERGY		5,978,770

FINANCIALS - 18.7%
Banks - 6.4%
CIT Group Inc.	39,000	1,210,170
Citizens Financial Group Inc.	84,000	1,759,800
First Republic Bank	21,000	1,399,440
Signature Bank	13,000	1,769,560	*
Western Alliance Bancorp	42,000	1,401,960	*

Total Banks		7,540,930

Capital Markets - 3.1%
Affiliated Managers Group Inc.	9,400	1,526,560	*
Lazard Ltd., Class A Shares	55,000	2,134,000

Total Capital Markets		3,660,560

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Insurance - 3.1%
Arch Capital Group Ltd.	25,000	$1,777,500	*
Axis Capital Holdings Ltd.	33,000	1,830,180

Total Insurance		3,607,680

Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities Inc.	24,000	2,181,360
Liberty Property Trust	37,000	1,238,020
Starwood Property Trust Inc.	117,000	2,214,810
Vornado Realty Trust	15,500	1,463,665

Total Real Estate Investment Trusts (REITs)		7,097,855

TOTAL FINANCIALS		21,907,025

HEALTH CARE - 10.1%
Biotechnology - 2.2%
Alkermes PLC	28,000	957,320	*
BioMarin Pharmaceutical Inc.	20,000	1,649,600	*

Total Biotechnology		2,606,920

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	17,000	1,471,350
Centene Corp.	28,000	1,723,960	*
Mednax Inc.	35,000	2,261,700	*
Universal Health Services Inc., Class B Shares	17,000	2,120,240

Total Health Care Providers & Services		7,577,250

Life Sciences Tools & Services - 1.4%
PAREXEL International Corp.	26,000	1,630,980	*

TOTAL HEALTH CARE		11,815,150

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.7%
Rockwell Collins Inc.	21,000	1,936,410
Teledyne Technologies Inc.	15,000	1,322,100	*

Total Aerospace & Defense		3,258,510

Airlines - 1.8%
Alaska Air Group Inc.	26,000	2,132,520

Electrical Equipment - 3.2%
AMETEK Inc.	36,000	1,799,280
Rockwell Automation Inc.	17,000	1,933,750

Total Electrical Equipment		3,733,030

Machinery - 3.9%
Allison Transmission Holdings Inc.	76,000	2,050,480
Snap-on Inc.	16,000	2,511,840

Total Machinery		4,562,320

Trading Companies & Distributors - 1.4%
Air Lease Corp.	51,000	1,638,120

TOTAL INDUSTRIALS		15,324,500

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.4%
Harris Corp.	21,000	1,635,060

Electronic Equipment, Instruments & Components - 4.4%
CDW Corp.	54,000	2,241,000
FEI Co.	14,000	1,246,140
IPG Photonics Corp.	18,000	1,729,440	*

Total Electronic Equipment, Instruments & Components		5,216,580

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY		SHARES	VALUE
IT Services - 3.3%
Alliance Data Systems Corp.		7,500	$1,650,000	*
Amdocs Ltd.		37,000	2,235,540

Total IT Services			3,885,540

Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp.		23,000	819,490
Xilinx Inc.		31,000	1,470,330

Total Semiconductors & Semiconductor Equipment			2,289,820

Software - 6.1%
Aspen Technology Inc.		49,000	1,770,370	*
Autodesk Inc.		33,000	1,924,230	*
Check Point Software Technologies Ltd.		24,000	2,099,280	*
Mentor Graphics Corp.		69,000	1,402,770

Total Software			7,196,650

Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology PLC		35,000	1,205,750

TOTAL INFORMATION TECHNOLOGY			21,429,400

MATERIALS - 4.4%
Chemicals - 1.1%
Methanex Corp.		40,000	1,284,800

Containers & Packaging - 3.3%
Berry Plastics Group Inc.		53,000	1,915,950	*
Crown Holdings Inc.		40,000	1,983,600	*

Total Containers & Packaging			3,899,550

TOTAL MATERIALS			5,184,350

UTILITIES - 4.0%
Electric Utilities - 4.0%
Eversource Energy		41,000	2,391,940
Portland General Electric Co.		59,000	2,329,910

TOTAL UTILITIES			4,721,850

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $84,523,042)			113,237,075

	RATE
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,231,251)	0.447%	4,231,251	4,231,251

TOTAL INVESTMENTS - 100.0% (Cost - $88,754,293#)			117,468,326
Liabilities in Excess of Other Assets - 0.0%			(40,542)

TOTAL NET ASSETS - 100.0%			$117,427,784

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Core Portfolio (effective April 29, 2016, ClearBridge Variable Mid Cap Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$113,237,075	—	—	$113,237,075
Short-Term Investments†	4,231,251	—	—	4,231,251

Total investments	$117,468,326	—	—	$117,468,326

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,776,159
Gross unrealized depreciation	(3,062,126)

Net unrealized appreciation	$28,714,033

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016